Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events

Note 16 – Subsequent Events

Private Placement Memorandum (PPM)

Our Board of Directors has determined that it is in the best interests of the Corporation and its stockholders to obtain working capital by conducting a private placement offering of 2,727,272 shares of the common stock of the Company, no par value per share at a purchase price of $1.10 per share for aggregate gross proceeds of $3,000,000. As part of the PPM, each common share holds one-half warrant. As of August 14, 2020 the company has not sold any shares.

Company Name Change

In July 2020, we filed a Certificate of Amendment of Articles of Incorporation to change our name to Splash Beverage Group Inc. On July 31, 2020, we received approval from FINRA regarding our name change.

New Stock Issuance

On July 1, 2020, we enter a subscription agreement with one of our existing shareholders for $110,000 in exchange for 100,000 of our common stock at $1.10 per share. As part of the agreement we granted 325,000 warrants at a purchase price of $0.25 per warrant.

On July 8, 2020, we enter a subscription agreement with one of our existing shareholders for $500,000 in exchange for 454,546 of our common stock at $1.10 per share. As part of the agreement we granted 554,546 warrants.

Note 13 – Subsequent Events

TapouT Licensing Agreement

Effective January 1, 2020, we have amended our license agreement with TapouT as previously disclosed in Note 5. The agreement has been extended through December 31, 2022. Under the terms of the amendment, we are required to make guaranteed minimum royalty monthly payments of $45,000 through December 31, 2022. We also are required to meet a minimum net sales threshold of $9,000,000 for 2020. There can be no assurance that the net sales threshold will be achieved, or that further amendments to the agreement will be executed for it to remain effective in 2021 and later periods.

SALT Tequila Purchase Agreement

On March 26, 2020, we entered into a new amended stock sale and purchase agreement. The agreement is for $1,000,000 to be paid in 4 tranches of $250,000 and entitles us to additional equity interest in Salt Tequila USA, LLC as follows:

●	Tranche 1 – 7.5%

●	Tranche 2 – 5.0%

●	Tranche 3 – 5.0%

●	Tranche 4 – 5.0%

Once all tranches are paid-out we will have a total equity stake of 37.5% of Salt Tequila USA, LLC.

Merger with Canfield Medical Supply, Inc.

As previously described in Note 1, Splash entered into a Merger Agreement with CMS. Upon completion of the merger, the Splash shareholders collectively own, as a group, on a fully diluted basis approximately 85% of the combined company.

The Merger Agreement was consummated on March 31, 2020. As part of the merger, pursuant to a Promissory Note Conversion Agreement, all outstanding debt of Splash, except for $450,000 in principal, was converted in common shares of the combined entity. Under the Promissory Note Conversion Agreement, if the Company shall fail to raise $9,000,000 of additional capital no later than six months from the date of the Merger, then the holder may seek to rescind the Promissory Note Conversion Agreement, return the Note Conversion Shares and receive a replacement promissory note from the Company.

In addition, in connection with the Merger, pursuant to Preferred Stock Conversion Agreements, all Series A Convertible Preferred Stock and Series B Convertible Preferred Stock, and accreted dividends of Splash were converted into common shares of the combined entity, and have been reflected as outstanding for all periods presented. Under the Preferred Stock Conversion Agreement, if the Company shall fail to raise $9,000,000 of additional capital no later than six months from the date of the Merger, then the holder may seek to rescind the Preferred Stock Conversion Agreement, return the Preferred Stock Conversion Shares and receive replacement shares of preferred stock from the Company.

Alcohol License

On February 4, 2020 we received a Florida Alcohol License. This license gives us the ability to import and sell liquor within the United States.

Warrant Expiration

Subsequent to December 31, 2019, warrants to purchase 754,741 shares of our common stock have expired.

Mezzanine Equity

As part of the merger, dated March 31, 2020, we converted the majority of our debt into equity. As stated in the debt conversion agreements, each debt holder can convert their shares back to debt if we are not able to adequately raise $9,000,000 additional capital within six months of the date of the merger. As a result, these shares have been classified as mezzanine equity in the consolidated balance sheet on March 31, 2020.

Q1 2020 Notes Received

During the first quarter of 2020, we received $1.5 million from one of our shareholders to be used to finance the operations of the Company. As part of the merger, the entire $1.5 million was converted into mezzanine equity.

Canfield [Member]
Subsequent Events		NOTE 9. SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date these financial statements were issued and determined that there are no reportable subsequent events.